As filed with the Securities and Exchange Commission on May 20, 2019

Registration Nos. 333-53432

811-10263

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 78	☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 80	☒

(Check appropriate box or boxes)

GUIDESTONE FUNDS

(Exact name of registrant as specified in charter)

5005 Lyndon B. Johnson Freeway, Suite 2200

Dallas, TX 75244-6152

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (214) 720-2148

Copies to:

Matthew A. Wolfe, Esq. GuideStone Financial Resources of the Southern Baptist Convention 5005 Lyndon B. Johnson Freeway, Suite 2200 Dallas, TX 75244-6152	Alison M. Fuller, Esq. Stradley Ronon Stevens & Young, LLP 1250 Connecticut Avenue, N.W., Suite 500 Washington, DC 20036-2652 Telephone: (202) 419-8412
(Name and Address of Agent for Service)

It is proposed that this filing will become effective

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)1
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirement for effectiveness of the Amendment to the Registration Statement on Form N-1A, pursuant to Rule 485(b) under the 1933 Act, and has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Dallas, State of Texas, on the 20th day of May 2019.

GUIDESTONE FUNDS

By:	/s/ John R. Jones
John R. Jones
President

Pursuant to the requirements of the 1933 Act, the following persons in the capacities and on the dates indicated have signed this Registration Statement below.

/s/ William Craig George*	Trustee, Chairman of the Board	May 20, 2019
William Craig George

/s/ Randall T. Hahn, D.Min.*	Trustee	May 20, 2019
Randall T. Hahn, D.Min.

/s/ Barry D. Hartis*	Trustee	May 20, 2019
Barry D. Hartis

/s/ Grady R. Hazel*	Trustee	May 20, 2019
Grady R. Hazel

/s/ Joseph A. Mack*	Trustee	May 20, 2019
Joseph A. Mack

/s/ David B. McMillan*	Trustee	May 20, 2019
David B. McMillan

/s/ Franklin R. Morgan*	Trustee	May 20, 2019
Franklin R. Morgan

/s/ John R. Morris*	Trustee	May 20, 2019
John R. Morris

/s/ Kyle L. Tucker*	Trustee	May 20, 2019
Kyle L. Tucker

/s/ Patrick Pattison	Vice President and Treasurer	May 20, 2019
Patrick Pattison	(principal financial officer)

*By: /s/ John R. Jones John R. Jones	Attorney-in-Fact	May 20, 2019

Exhibit Index

EXHIBIT NO.	DESCRIPTION

EX-101.ins	XBRL Instance Document

EX-101.sch	XBRL Taxonomy Extension Schema Document

EX-101.cal	XBRL Taxonomy Extension Calculation Linkbase Document

EX-101.lab	XBRL Taxonomy Extension Labels Linkbase

EX-101.pre	XBRL Taxonomy Extension Presentation Linkbase Document

EX-101.def	XBRL Taxonomy Extension Definition Linkbase